Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials and consumables	$ 1,531	$ 1,422	$ 1,755
Inventories in process	2,325	1,864	5,216
Finished goods and goods for resale	1,568	1,413	2,012
Inventories	5,424	4,699	8,983
Cost Of Inventories Recognised As Expense	6,038	9,618	9,640
Inventory write-offs	$ 574	$ 479	$ 552